Land and Housing Inventory - Components of Land and Housing Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land And Housing Inventory [Line Items]
Land held for development	$ 1,428,693	$ 1,350,562
Land under development	630,149	598,295
Housing inventory	160,310	138,034
Model homes	31,104	26,354
Total	$ 2,250,256	$ 2,113,245